Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 43.1%
Al Rajhi Bank(a)	6,262,750	$134,852,663
Alinma Bank	3,329,936	30,824,435
Arab National Bank	2,127,086	19,667,103
Bank AlBilad(a)	1,700,412	23,562,632
Bank Al-Jazira	1,559,305	8,842,114
Banque Saudi Fransi	2,062,396	23,643,497
Riyad Bank	4,522,857	41,890,808
Saudi British Bank (The)	3,008,237	32,934,068
Saudi Investment Bank (The)	697,924	3,504,962
Saudi National Bank (The)	6,974,730	96,034,337
		415,756,619
Building Products — 0.2%
Bawan Co.	48,682	444,182
Saudi Ceramic Co.	228,748	1,917,046
		2,361,228
Capital Markets — 0.2%
Saudi Tadawul Group Holding Co.	49,779	2,298,152

Chemicals — 13.1%
Advanced Petrochemical Co.	519,067	5,783,237
Alujain Corp.	104,956	1,050,343
Methanol Chemicals Co.(a)	55,655	422,846
National Industrialization Co.(a)	1,410,187	4,197,573
SABIC Agri-Nutrients Co.	600,736	23,257,927
Sahara International Petrochemical Co.	1,304,689	12,638,137
Saudi Basic Industries Corp.	2,822,146	62,849,030
Saudi Industrial Investment Group	1,070,892	5,873,830
Saudi Kayan Petrochemical Co.(a)	1,476,850	4,623,447
Yanbu National Petrochemical Co.	546,998	6,150,235
		126,846,605
Commercial Services & Supplies — 0.4%
Saudi Airlines Catering Co.(a)	181,350	3,740,513

Construction Materials — 3.0%
Arabian Cement Co./Saudi Arabia	263,194	2,411,397
City Cement Co.	354,987	1,805,223
Eastern Province Cement Co.	225,810	2,369,707
Najran Cement Co.	511,030	1,674,235
Northern Region Cement Co.	566,976	1,719,374
Qassim Cement Co. (The)	203,630	3,428,817
Riyadh Cement Co.	80,319	711,478
Saudi Cement Co.	330,888	4,589,647
Southern Province Cement Co.	286,311	3,867,248
Yamama Cement Co.(a)	463,390	3,336,190
Yanbu Cement Co.	356,071	3,496,805
		29,410,121
Consumer Finance — 0.0%
Nayifat Finance Co.	81,363	451,159

Diversified Consumer Services — 0.2%
Ataa Educational Co.	44,713	645,503
National Co. for Learning & Education Ltd.	44,713	829,852
		1,475,355
Diversified Telecommunication Services — 4.6%
Saudi Telecom Co.	4,346,171	44,678,555

Electric Utilities — 2.0%
Saudi Electricity Co.	2,928,511	19,418,853
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	484,892	$1,566,787
Riyad REIT Fund	162,434	430,363
		1,997,150
Food & Staples Retailing — 0.9%
Abdullah Al Othaim Markets Co.	191,980	5,897,443
Al-Dawaa Medical Services Co.	23,136	449,273
Almunajem Foods Co.	33,057	541,642
BinDawood Holding Co.	24,943	343,035
Nahdi Medical Co.	31,137	1,573,726
		8,805,119
Food Products — 3.2%
Al Jouf Agricultural Development Co.	48,037	628,237
Almarai Co. JSC	918,182	13,079,637
Halwani Brothers Co.	42,931	600,176
National Agriculture Development Co. (The)(a)	270,529	1,702,512
Saudi Fisheries Co.(a)	62,527	483,890
Saudia Dairy & Foodstuff Co.	75,752	4,395,379
Savola Group (The)	1,029,099	7,875,761
Sinad Holding Co.(a)	434,020	1,293,328
Tanmiah Food Co.	15,424	471,018
		30,529,938
Gas Utilities — 0.3%
National Gas & Industrialization Co.	220,414	3,089,196

Health Care Providers & Services — 4.1%
Al Hammadi Holding	418,788	4,705,961
Dallah Healthcare Co.	154,730	7,198,061
Dr Sulaiman Al Habib Medical Services Group Co.	199,135	12,340,285
Middle East Healthcare Co.(a)	203,854	1,513,055
Mouwasat Medical Services Co.	188,817	9,547,261
National Medical Care Co.	131,109	2,654,926
Saudi Chemical Co. Holding	246,319	1,760,171
		39,719,720
Hotels, Restaurants & Leisure — 0.9%
Alamar Foods, NVS	11,568	440,041
Dur Hospitality Co.(a)	256,847	1,365,140
Herfy Food Services Co.(a)	132,599	1,278,966
Leejam Sports Co. JSC	114,795	2,602,835
Seera Group Holding(a)	679,166	3,467,482
		9,154,464
Independent Power and Renewable Electricity Producers — 0.6%
ACWA Power Co.	143,764	5,406,299

Industrial Conglomerates — 0.1%
Astra Industrial Group	65,199	915,868

Insurance — 2.0%
Al Rajhi Co. for Co-operative Insurance(a)	98,310	2,251,644
Bupa Arabia for Cooperative Insurance Co.	229,049	10,855,906
Co. for Cooperative Insurance (The)(a)	273,002	5,831,127
		18,938,677
IT Services — 0.3%
Al Moammar Information Systems Co.	27,541	718,504
Arabian Internet & Communications Services Co.	6,868	450,528
Elm Co.	17,010	1,502,584
		2,671,616
Media — 0.8%
Arabian Contracting Services Co.	23,136	698,042

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Saudi Research & Media Group(a)	143,151	$7,326,487
		8,024,529
Metals & Mining — 4.7%
Al Masane Al Kobra Mining Co.	22,654	477,275
Saudi Arabian Mining Co.(a)	2,406,772	44,396,558
		44,873,833
Oil, Gas & Consumable Fuels — 7.8%
Aldrees Petroleum and Transport Services Co.	182,559	3,570,439
Rabigh Refining & Petrochemical Co.(a)	1,732,308	4,748,298
Saudi Arabia Refineries Co.	21,478	476,522
Saudi Arabian Oil Co.(b)	7,401,293	66,209,257
		75,004,516
Paper & Forest Products — 0.0%
Middle East Paper Co.	54,122	414,249

Pharmaceuticals — 0.2%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	296,434	1,881,481

Professional Services — 0.2%
Maharah Human Resources Co.	99,562	1,455,430

Real Estate Management & Development — 1.9%
Arriyadh Development Co.	471,405	2,329,036
Dar Al Arkan Real Estate Development Co.(a)	2,187,316	8,076,105
Emaar Economic City(a)	1,800,264	4,116,877
Retal Urban Development Co., NVS	13,978	446,195
Saudi Real Estate Co.(a)	840,392	2,601,713
Sumou Real Estate Co.	30,366	459,620
		18,029,546
Road & Rail — 0.5%
Saudi Public Transport Co.(a)	380,023	1,755,442
Theeb Rent A Car Co.	37,942	675,011
United International Transportation Co.	202,129	2,448,059
		4,878,512
Specialty Retail — 1.7%
Fawaz Abdulaziz Al Hokair & Co.(a)	213,083	991,733
Jarir Marketing Co.	228,874	10,103,148
Saudi Automotive Services Co.	71,722	657,513
Saudi Co. For Hardware CJSC(a)	112,278	875,230
Security	Shares	Value

Specialty Retail (continued)
United Electronics Co.	187,236	$3,708,462
		16,336,086
Thrifts & Mortgage Finance — 0.1%
Amlak International for Real Estate Finance Co.	120,740	515,739

Transportation Infrastructure — 0.4%
Saudi Ground Services Co.(a)	415,422	2,655,737
Saudi Industrial Services Co.	123,098	714,591
		3,370,328
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co.	26,408	1,021,336

Wireless Telecommunication Services — 2.0%
Etihad Etisalat Co.	1,391,052	13,568,305
Mobile Telecommunications Co.(a)	1,880,480	5,612,558
		19,180,863

Total Long-Term Investments — 99.8%
(Cost: $719,179,279)		962,651,655

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	1,580,000	1,580,000

Total Short-Term Securities — 0.1%
(Cost: $1,580,000)		1,580,000

Total Investments — 99.9%
(Cost: $720,759,279)		964,231,655

Other Assets Less Liabilities — 0.1%		552,656

Net Assets — 100.0%		$964,784,311

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,600,000	$—	$(2,020,000	)(a)	$—	$—	$1,580,000	1,580,000	$17,621	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	29	12/16/22	$1,425	$54,611

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,946,832	$950,704,823	$—	$962,651,655
Money Market Funds	1,580,000	—	—	1,580,000
	$13,526,832	$950,704,823	$—	$964,231,655
Derivative financial instruments(a)
Assets
Futures Contracts	$54,611	$—	$—	$54,611

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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